Employee Benefits (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended																	12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€) Y	Dec. 31, 2011 HKD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 EUR (€)	Dec. 31, 2011 ASM International N.V. [Member]	Dec. 31, 2011 Front-End [Member] EUR (€)	Dec. 31, 2010 Front-End [Member] EUR (€)	Dec. 31, 2009 Front-End [Member] EUR (€)	Dec. 31, 2011 Other Post-Employment Benefit Plans ASMPT [Member] EUR (€)	Dec. 31, 2011 Employee Stock Option Plan [Member]	Dec. 31, 2011 Employee Share Incentive Scheme ASMPT [Member] EUR (€)	Dec. 31, 2010 Employee Share Incentive Scheme ASMPT [Member] EUR (€)	Dec. 31, 2009 Employee Share Incentive Scheme ASMPT [Member] EUR (€)	Dec. 31, 2011 Employee Share Incentive Scheme ASMPT [Member] HKD	Dec. 31, 2011 MPF Scheme [Member]	Dec. 31, 2011 New Share Issues [Member]	Dec. 31, 2010 New Share Issues [Member]	Dec. 31, 2009 New Share Issues [Member]	Dec. 31, 2011 Minimum [Member] Y	Dec. 31, 2011 Minimum [Member] ORSO Scheme [Member]	Dec. 31, 2011 Maximum [Member] Y	Dec. 31, 2011 Maximum [Member] ORSO Scheme [Member]	Dec. 31, 2011 Employees And Existing Management Board Members [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of companies covered by multiemployer union plan		1,220	1,220
Number of contributing members covered by multiemployer union plan		130,000	130,000
Maximum percentage of total contribution by entity to multiemployer union plan				5.00%	5.00%
Percentage Of Minimum Coverage Ratio		104.30%	104.30%
Pension premium percentage	24.00%	23.00%	23.00%
Percentage of contributions of basic salary of employee																		5.00%					5.00%		12.50%
Maximum level of payroll costs per employee		€ 2,000	20,000
Percentage of minimum coverage ratio		104.30%	104.30%
Percentage of coverage ratio of the multiemployer union plan		90.00%	90.00%	96.00%	96.00%
Actual return on plan assets									(116)	734	78	973
Expected contribution to defined benefit plan	3,033
Liabilities for severance payments in Italy and Austria		317
Options vesting period, in years		five	five																							three
Employee Stock Option, expiration period																						5		10
Percentage of shares outstanding during Stock Option Plan		1.60%	1.60%
Authorized repurchase under 2001 Stock Option Plan		4,000,000	4,000,000
Employee stock option exercise period, in years		4	4
Options issued to repurchase shares		687,114	687,114	42,000	42,000	358,400	358,400	128,000,000
Options to purchase common stock outstanding, expiration date		2019	2019
Total stock options issued under Employee Stock Option Plan		1,835,067	1,835,067	1,445,523	1,445,523								1,835,523
Maximum percentage of limited shares on issued ordinary share capital		7.50%	7.50%
Weighted average fair values of employee stock options granted		€ 22.33		$ 17.02	€ 13.94	$ 9.31	€ 7.26
Options exercisable, remaining contractual life, years		7	7
Total intrinsic value of options exercised		4,307			2,322		684
Shares sold upon exercise of options by employees		169,870	169,870	143,140	143,140	69,700	69,700	56,000,000											296,490	308,250	23,009
Aggregate intrinsic value of all options outstanding		8,136
Aggregate intrinsic value of all options exercisable		3,317
Compensation expenses under stock option plans		€ 1,872			€ 2,526		€ 2,127							€ 11,580	€ 11,375	€ 3,685
Maximum percentage of total issued shares to directors and employees														5.00%
Extended period for Scheme approved by shareholders, years														10
Employee Share Incentive Scheme expiration date														23 March 2020
Maximum percentage of issued share capital subscribed or purchased for extended period														3.50%
Common shares of ASMPT were issued		55,377,020	55,377,020	52,931,881	52,931,881										1,726,900	2,035,400	1,518,100
Cash at par value		€ 0.04			€ 0.04												0.10
Percentage dilution of ownership interest														0.19%	0.23%	0.28%
Diluted ASMI's ownership in ASMPT																	52.17%